BORROWINGS 2 (Details) - USD ($)	Nov. 01, 2018	Dec. 31, 2018	Nov. 08, 2018	Dec. 31, 2017	Aug. 03, 2017
Disclosure of detailed information about borrowings [line items]
Bank and financial institutions		$ 0		$ 6,011,000
Banco Santander Rio (Argentina)
Disclosure of detailed information about borrowings [line items]
Bank and financial institutions		0		4,000
HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Bank and financial institutions		$ 0		$ 6,007,000
Line of credit facility, maximum borrowing capacity					$ 40,000,000
Amended and Restated Credit Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 50,000,000
Revolving Credit Facility | Amended and Restated Credit Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 150,000,000
Line of credit facility, additional borrowing capacity			$ 100,000,000
Coverage ratio	125.00%
Leverage ratio	250.00%
Maximum amount of restricted payments	$ 10,000,000
Maximum of advances outstanding			$ 50,000
Capital expenditures, limited percentage of net revenues	10.00%
Percentage of capital expenditures over annual consolidated revenue	60.00%
Revolving Credit Facility | LIBOR | Amended and Restated Credit Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.75%